Subsequent Events - Additional Information (Details) - Securities Purchase Agreement	Apr. 02, 2026 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Class A common share purchase warrant maximum shares | shares	850,340
Class A common share purchase warrant exercise price | $ / shares	$ 7.82
Transaction completion date	Apr. 06, 2026
Warrant exercisable for cash per share | $ / shares	$ 7.82
Warrant exercisable for cash period from the date of issuance	60 months
Senior Secured Convertible Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Convertible promissory note principal amount | $	$ 11,500,000
Percentage of original issue discount for gross proceeds	15.00%
Gross proceeds from convertible promissory note | $	$ 10,000,000
Note maturity	Oct. 06, 2027
Note interest rate	0.00%
Note accrued interest rate	10.00%
Note convertible into Class A common shares conversion price | $ / shares	$ 9
Note repayment description	The Company has the option to satisfy each monthly repayment obligation in Class A Common Shares at a repayment price equal to 92.5% of the average of the two lowest daily volume-weighted average prices during the 10 trading days prior to the applicable conversion date, in cash at a 5% premium to the repayment amount, or a combination thereof.
Option to satisfy each monthly repayment in Class A common shares, repayment price equal percentage	92.50%
Cash redemption percentage premium	5.00%
Registration statement description	The Company intends to file the resale registration statement within the required timeframe. The Company is further required to cause such registration statement to be declared effective within 120 days of closing, and will use its best efforts to meet this deadline. If the registration statement is not declared effective within 120 days of closing, the Company will be subject to registration delay payments of 1.0% of the outstanding principal amount per month, up to a maximum of 5.0% of the principal amount (equivalent to a maximum of US$575,000).
Registration delay payments of percentage of outstanding principal amount per month	1.00%
Registration delay payments maximum penalty amount | $	$ 575,000
Senior Secured Convertible Promissory Note | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Registration delay payments of percentage of outstanding principal amount per month	5.00%